Supplemental cash flow information	12 Months Ended
Dec. 31, 2024
Statements [Line Items]
Supplemental cash flow information [Text Block]

27. Supplemental cash flow information

The following table summarizes the changes in non-cash working capital for the years ended December 31, 2024 and 2023:

	Year ended December 31,
	2024	2023
	$	$
Accounts receivable	1,027	678
Inventories	1,170	‐
Value added tax receivables	(721)	‐
Prepaid expenses and other	(765)	(9)
Accounts payable and accrued liabilities	(14,526)	1,206
Change in non-cash working capital	(13,815)	1,875

The following table discloses non‐cash transactions impacting the Statements of Cash Flow for the periods presented:

	Year ended December 31,
	2024	2023
	$	$
Change in asset retirement provisions included in MPP&E	10,628	‐
Capitalized leases included in MPP&E	27,816	‐